Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Cash flows from operating activities
Net loss	$ (44,630,793)	$ (5,189,238)	$ (18,594,760)	$ (9,227,744)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	222,748	1,299	2,730	650
Gain on change in fair value of derivatives	(15,074,880)		(1,939,639)
Shares and warrants issued with services	1,712,068	447,478	798,351
Share-based compensation	32,569,112		70,997	3,741,746
Loss on extinguishment of debt	7,096,730	1,528,580	3,030,495
Induced conversion loss		51,412	51,412
Non-cash interest expense			12,501,178	358,855
Amortization of debt discounts	5,400,285	325,426	376,506	1,565,174
Loss on issuance of convertible notes	5,889,369
Changes in operating assets and liabilities:
Accounts receivable, net	(447,101)	(1,433,312)	(760,058)
Inventories, net	(4,981,916)	(1,401,782)	(2,764,758)	(919,644)
Prepaid expenses and other current assets	(1,783,155)	82,099	208,806	(381,510)
Accounts payable and accrued expenses	5,893,935	1,352,468	946,716	855,853
Accrued payroll and bonuses	329,067	708,328	1,025,734	365,787
Deferred revenue	(81,023)	(66,074)	(79,835)	(706,408)
Accrued interest - related party	102,456	454,030	608,668	138,967
Net cash from operating activities	(7,783,098)	(3,139,286)	(4,517,457)	(4,208,274)
Cash flows from investing activities
Purchase of trademark		(30,000)	(30,000)
Proceeds from contribution of net assets of Slinger Bag Limited				73,400
Note receivable issuance	(2,250,000)
Net cash from investing activities	(2,250,000)	(30,000)	(30,000)	73,400
Cash flows from financing activities
Debt issuance costs from convertible notes	(800,251)
Distribution to shareholder				(332,239)
Proceeds from notes - related party	3,000,000	2,300,000	3,300,000	2,100,000
Proceeds from note payable		1,120,000	3,120,000	500,000
Repayment of note payable	(2,000,000)
Repayments of notes - related party	(1,000,000)		(1,000,000)
Proceeds from convertible notes	11,000,000			1,950,000
Other financing activities	9,671
Net cash from financing activities	10,209,420	3,420,000	5,420,000	4,217,761
Effect of exchange rate	(22,672)	(120)	(23,594)	(5,034)
Net change in cash and cash equivalents	153,650	250,594	848,949	77,853
Cash and cash equivalents, beg of period	928,796	79,847	79,847	1,994
Cash and cash equivalents, end of period	1,082,446	330,441	928,796	79,847
Supplemental disclosure of cash flow information
Interest paid	111,105	165,900	263,268	224,726
Income taxes paid	13,729	3,668	3,668
Supplemental disclosure of non-cash investing and financing activities
Forgiveness of net liabilities owed to former majority shareholder				15,289
Shares issuable related to convertible note payable agreement				1,492,188
Debt discount due to derivative liability				673,809
Conversion of notes payable and accrued interest into common stock		687,037		182,845
Warrants and shares issued with note payable		195,061		112,990
Net assets contributed from Slinger Bag Limited				(967,680)
Transfer of convertible note payable to notes payable		1,700,000	1,700,000
Transfer of notes payable to notes payable - related party		1,820,000	1,820,000
Shares issued in connection with acquisition	3,550,000		85,583
Conversion of notes payable and accrued interest into common stock			1,937,041
Warrants and shares issued with note payable			$ 158,331
Shares issued for conversion of notes payable – related party	6,220,003
Shares and warrants issued in connection with purchase of trademark		85,583
Elimination of related party derivative liabilities	8,754,538
Derivative liabilities recorded as debt discounts of convertible notes	$ 10,199,749